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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Copy to:

James W. Oberweis	James A. Arpaia
The Oberweis Funds	Vedder, Price, Kaufman, & Kammholz, P.C.
3333 Warrenville Road, Suite 500	222 North LaSalle Street, Suite 2600
Lisle, IL 60532	Chicago, IL 60601
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders Follows.

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

I am pleased to report positive returns for each of The Oberweis Funds in 2006. The China Opportunities Fund performed extraordinarily well, appreciating +81.17%. Among our U.S.-focused funds, the Micro-Cap Fund returned +1.66%, the Emerging Growth Fund returned +4.87%, and the Mid-Cap Fund returned +11.89%.

Stocks took investors on a bit of a roller-coaster ride in 2006, rising steadily into May before getting the summer doldrums. The summer slide was snapped by two factors that suggested inflation was under control: one, after peaking at nearly $80 per barrel in July, crude oil began a precipitous slide and fell roughly 25% by Halloween; and two, the Federal Reserve’s decision on August 8th not to raise interest rates after 17 consecutive rate hikes implied that tighter monetary policy had slowed the economy and lessened the threat of sustained inflation. With inflation fears quelled, equity markets responded strongly. From the lows reached during the summer, the S&P 500 Index appreciated approximately 17% and the Russell 2000 Index gained over 18% by year-end.

While these and other macro events drove the market up and down throughout the year, our approach remains focused at the micro level, seeking individual companies whose growth prospects are strong and whose valuations appear low in relation to the company’s forecasted rate of growth. While the funds’ returns over short periods of time will invariably be influenced by unpredictable events, over time the cyclical nature of the market permits residual stock picking ability to shine through.

Our first international fund, the China Opportunities Fund, finished its first full year with terrific results. Strong economic growth in China paired with increased international investment, led equity markets in the greater China region to post remarkable gains. The Micro-Cap and Emerging Growth Funds experienced more modest gains for the year. These two funds invest in very high growth small-cap companies and faced headwinds in 2006. American small-cap companies with high rates of earnings growth, which are targeted by our investment strategies for these two funds, did not perform as well as small-cap companies with lower rates of earnings growth. Over longer periods of time, however, these style cycles have historically tended to average out and the longer term returns to shareholders have been quite favorable. Indeed, you will be pleased to learn that over the past ten years both the Micro-Cap and Emerging Growth Funds have outperformed the benchmark Russell 2000® Growth Index. Not surprisingly, some of the best historical buying opportunities for the Emerging Growth and Micro-Cap Funds were after periods in which our investment style was out of favor in the market.

The average forward P/E ratio at the end of 2006 was 23.7 times for the Micro-Cap Fund, 23.9 times for the Emerging Growth Fund, 23.6 times for the Mid-Cap Fund, and 20.9 times for the China Opportunities Fund. As of 12/31/06, the weighted average market capitalization for the Micro-Cap, Emerging Growth, Mid-Cap and China Opportunities Funds, respectively, was $275 million, $1.13 billion, $2.03 billion, and $4.5 billion. Note that the average market capitalization for the China Opportunities Fund was skewed upward by a few holdings with large market capitalizations. The median issue in the fund had a market capitalization of $1.19 billion.

We are also proud to announce the launch of our fifth fund, the Oberweis International Opportunities Fund (OBIOX), on Feb 1, 2007. Interested investors may obtain a prospectus at www.ober-weisfunds.com. In addition, the Micro-Cap Fund has reopened to investors. At present, all of The Oberweis Funds are open to new investors. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis

President & Portfolio Manager

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION ON FUND PERFORMANCE

For the annual period ended December 31, 2006, the Oberweis Micro-Cap Fund appreciated +1.66% and the Emerging Growth Fund appreciated +4.87%. For comparison, the benchmark Russell 2000 Growth Index appreciated +13.35%. The Oberweis Mid-Cap Fund appreciated +11.89%. The Russell 2500 Growth Index appreciated +12.26%. The Oberweis China Opportunities Fund returned +81.17% for the year ended December 31, 2006 versus +78.36% for its benchmark, the S&P/Citigroup EMI China Index.

Three of the four Oberweis Funds invest primarily in United States stocks, namely Micro-Cap, Emerging Growth, and Mid-Cap. These three funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing, profitable companies primarily located in the United States. The China Opportunities Fund is positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on China-related fast-growing, profitable companies.

In 2006, the U.S. small-cap equity market performed well, rising 18.37% as measured by the Russell 2000 Index. Within the small-cap marketplace, value outperformed growth by 1,013 basis points for the year. The Russell 2000 Growth Index returned 13.35% while the Russell 2000 Value Index returned 23.48%. Energy and interest rates were two of the important variables driving U.S. equity returns. The Federal Reserve’s decision on August 8th not to raise interest rates after 17 consecutive rate hikes implied that tighter monetary policy had slowed the economy and lessened the threat of sustained inflation. After peaking in July, crude oil experienced a significant decline in the second half of the year. With inflation fears quelled, U.S. equity markets responded positively in the second half of the year. Strong economic growth in China, paired with increased international investment into China, led equity markets in the greater China region to post remarkable gains.

The China Opportunities Fund returned exceptionally high absolute returns and exceeded its benchmark, the S&P/Citigroup EMI China Index. The Mid-Cap Fund trailed its benchmark, the Russell 2500 Index, by 37 basis points. The Micro-Cap and Emerging Growth Funds trailed the Russell 2000 Growth Index in 2006. These two funds invest in very high growth small-cap companies. Within the benchmark, companies with high rates of growth underperformed companies with lower rates of earnings growth. Although they experienced a challenging year in 2006, both the Micro-Cap and Emerging Growth Funds have outperformed the benchmark Russell 2000 Growth Index over the last 10 years.

The Micro-Cap Fund particularly benefited from investments in Fuel Tech Inc., Perficient Inc., Kenexa Corp., Omrix Biopharmaceuticals Inc., and Allis-Chalmers Energy Inc. The Emerging Growth Fund derived significant gains from investments in Focus Media Holding Ltd., Veritas DGC Inc., Rackable Systems Inc., Desarrolladora Homex S.A. de C.V., and Redback Networks Inc. The Mid-Cap Fund particularly benefited from investments in Focus Media Holding Ltd., Akamai Technologies Inc., Wellcare Health Plans Inc., Redback Networks Inc., and Joy Global Inc. The China Opportunities Fund benefited from investments in China Infrastructure Machinery, Century Sunshine Ecological, Nine Dragons Paper, Ezra Holdings, and Focus Media Holding Ltd. The portfolio turnover rates were 108% for the Micro-Cap Fund, 74% for the Emerging Growth Fund, 112% for the Mid-Cap Fund, and 53% for the China Opportunities Fund. The net expense ratios of the four funds were 1.62% for Micro-Cap, 1.35% for Emerging Growth, 1.83% for Mid-Cap, and 1.91% for China Opportunities.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION ON FUND PERFORMANCE

(cont’d.)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Emerging Growth Fund

Asset Allocation
Common Stocks	96.4%
Warrants	0.2%
Other Assets in excess of Liabilities	3.4%

100.0%

Top Holdings
Focus Media Hldg. Ltd.	2.8%
Ceradyne, Inc.	2.6%
Redback Networks, Inc.	2.5%
Veritas DGC, Inc.	2.3%
aQuantive, Inc.	2.3%
Think Partnership, Inc.	2.2%
Carrizo Oil & Gas, Inc.	2.1%
Trident Microsystems, Inc.	1.9%
G-Market, Inc.	1.9%
Valueclick, Inc.	1.9%
Other Holdings	77.5%

100.0%

Top Industries
Technology - Computer Services Software & Systems	9.6%
Technology - Communication Technology	8.7%
Consumer Discretionary - Advertising Agency	7.8%
Consumer Discretionary - Service Commercial	5.8%
Other Energy - Oil Crude Producer	5.0%
Technology - Computer Technology	4.7%
Health Care - Medical & Dental Services	4.6%
Health Care - Drugs & Pharmaceuticals	3.8%
Health Care Management Services	3.7%
Technology Electronics Semi-Conductors	3.0%
Other Industries	43.3%

100.0%

Oberweis Micro-Cap Fund

Asset Allocation
Common Stocks	101.4%
Warrants	0.4%
Other Liabilities in excess of Assets	(1.8%)

100.0%

Top Holdings
Kenexa Corp.	4.7%
Think Partnership, Inc.	3.8%
Fuel - Tech, Inc.	3.6%
Perficient, Inc.	3.5%
Vasco Data Security International, Inc.	3.4%
I.D. Systems, Inc.	3.1%
Allis-Chalmers Energy, Inc.	2.8%
Vital Images, Inc.	2.7%
Saba Software, Inc.	2.0%
GMX Resources, Inc.	1.9%
Other Holdings	68.5%

100.0%

Top Industries
Technology - Computer Service Software & System	21.1%
Consumer Discretionary - Service Commercial	5.8%
Technology - Computer Technology	5.7%
Producer Durables - Misc.	5.6%
Technology - Electronics Semi-Conductors	5.4%
Consumer Discretionary - Misc.	4.7%
Other Energy - Oil Crude Producer	4.3%
Technology - Internet Software & Systems	3.8%
Other Energy - Machine Oilwell Equipment	3.8%
Producer Durables - Electronics	3.5%
Other Industries	36.3%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION ON FUND PERFORMANCE

(cont’d.)

Oberweis Mid-Cap Fund

Asset Allocation
Common Stocks	98.6%
Other Assets in excess of Liabilities	1.4%

100.0%

Top Holdings
Wellcare Health Plans, Inc.	4.6%
Illumina, Inc.	3.8%
Tessera Technologies, Inc.	3.3%
Redback Networks	3.3%
Focus Media Hldg. Ltd.	3.3%
Allscripts Healthcare Solutions, Inc.	3.3%
SunTech Power Holdings Co. Ltd.	3.0%
Nutri/System, Inc.	3.0%
Hologic, Inc.	2.8%
Daktronics, Inc.	2.6%
Other Holdings	67.0%

100.0%

Top Industries
Technology - Communication Technology	11.1%
Health Care - Management Services	9.3%
Health Care - Electrical Medical Systems	8.3%
Consumer Discretionary - Advertising Agency	7.9%
Technology - Electronics Semi-Conductors	7.8%
Other Energy-Machine Oilwell	5.2%
Consumer Discretionary-Retail	5.0%
Technology - Computer Service Software & Systems	5.0%
Health Care - Medical & Dental Instruments / Supplies	4.0%
Consumer Discretionary-Service Commerical	4.0%
Other Industries	32.4%

100.0%

Oberweis China Opportunities Fund

Asset Allocation
Common Stocks	94.4%
Commerical Paper	7.4%
Other Liabilities in excess of Assets	(1.8%)

100.0%

Top Holdings
Century Sunshine Ecological Technology Ltd.	3.4%
Baidu.com, Inc.	3.3%
Nine Dragons Paper Holdings Ltd.	3.2%
Ezra Holdings, Ltd.	2.7%
Focus Media Hldg. Ltd. ADR	2.6%
China Infrastructure	2.5%
Fu Ji Food & Catering Services Holding Ltd.	2.5%
Lee & Man Paper Manufacturing Ltd.	2.5%
Raffles Education Corp. Ltd.	2.2%
Suntech Power Holdings Co., Ltd.	2.1%
Other Holdings	73.0%

100.0%

Top Industries
Basic Materials - Paper & Related Products	5.7%
Industrial - Transport - Marine	4.8%
Consumer Non-Cyclical - Food Misc/ Diversified	4.4%
Energy Alternative Sources	3.9%
Financials - Real Estate Operations / Development	3.4%
Basic Materials - Agriculture Chemicals	3.4%
Communications - Internet Content Information	3.3%
Communications - Advertising Sales	2.6%
Consumer Non-Cyclical Schools	2.6%
Industrial - Machinery Construction & Mining	2.5%
Other Industries	63.4%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION ON FUND PERFORMANCE

(cont’d.)

	Average Annual Total Returns(1)				Growth of an Assumed $10,000 Investment
	Periods ended 12/31/06				from January 7, 1987 to December 31, 2006

	One Year	Five Years	Ten Years	Since Inception 1/7/87
OBEGX	+4.87%	+7.79%	+5.89%	+11.23%
Russell 2000 Growth	+13.35%	+6.93%	+4.88%	+7.85%
Russell 2000	+18.37%	+11.39%	+9.44%	+10.56%

	Average Annual Total Returns(1)				Growth of an Assumed $10,000 Investment
	Periods ended 12/31/06				from January 1, 1996 to December 31, 2006

	One Year	Five Years	Ten Years	Since Inception 1/1/96
OBMCX	+1.66%	+15.12%	+12.26%	+13.18%
Russell 2000 Growth	+13.35%	+6.93%	+4.88%	+5.44%
Russell 2000	+18.37%	+11.39%	+9.44%	+10.06%

	Average Annual Total Returns(1)				Growth of an Assumed $10,000 Investment
	Periods ended 12/31/06				from September 15, 1996 to December 31, 2006

	One Year	Five Years	Ten Years	Since Inception 1/1/96
OBMDX	+11.89%	+5.30%	+6.93%	+7.02%
Russell 2500 Growth	+12.26%	+7.62%	+7.11%	+7.26%
Russell 2000	+18.37%	+11.39%	+9.44%	+5.04%

(1)

Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the funds can achieve their objectives. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell 2500 Growth Index measures the performance of Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until December 31, 1991 and is not reflected in the total return figures or graph above.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION ON FUND PERFORMANCE

(cont’d.)

Average Annual Total Returns(1) Periods ended 12/31/06			Growth of an Assumed $10,000 Investment from October 1, 2005 to December 31, 2006
	One Year	Since Inception 10/1/05
OBCHX	+81.17%	+71.35%
S&P/Citi EMI China	+78.36%	+60.18%

(1)

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the funds can achieve their objectives.

The S&P/Citigroup EMI China Index represents the smallest 20% of companies, ranked by total market capitalization, which qualify for inclusion in the S&P/Citigroup BMI China Index, which is an unmanaged broad market index of the universe of institutionally investable securities in China.

OBERWEIS EMERGING GROWTH FUND

Portfolio of Investments

December 31, 2006 (value in thousands)

Shares	Company (Closing Price)	Value
	EQUITIES - 96.4%

	Auto & Transportation - Air Transportation - 1.1%
60,500	Ladish Co., Inc.@ 37.08	$2,243

	Consumer Discretionary - Advertising Agency - 7.8%
183,874	aQuantive, Inc. @ 24.66	4,534
84,889	Focus Media Hldg. Ltd. @ 66.39	5,636
49,750	inVentiv Health, Inc. @ 35.35	1,759
156,500	ValueClick, Inc. @ 23.63	3,698

		15,627

	Consumer Disretionary - Casinos & Gambling - 0.8%
60,300	Shuffle Master, Inc.@ 26.20	1,580

	Consumer Discretionary - Commercial Information Service - 0.9%
97,994	Lecg Corp. @ 18.48	1,811

	Consumer Discretionary - Consumer Products - 1.1%
55,900	Citi Trends, Inc.@ 39.64	2,216

	Consumer Discretionary - Retail - 2.1%
70,767	Volcom, Inc. @ 29.57	2,093
72,300	Zumiez, Inc. @ 29.54	2,136

		4,229

	Consumer Discretionary - Service Commercial - 5.8%
41,465	CRA International, Inc. @ 52.40	2,173
28,192	*Ctrip.com International Ltd. @ 62.37	1,758
159,300	G-Market, Inc.@ 23.96	3,817
71,600	Kenexa Corp. @ 33.26	2,381
49,500	Travelzoo, Inc.@ 29.95	1,483

		11,612

	Consumer Discretionary - Shoes - 2.2%
26,700	Heelys, Inc.@ 32.11	857
122,900	Iconix Brand Group, Inc. @ 19.39	2,383
35,050	*Steven Madden Ltd.@ 35.09	1,230

		4,470

	Consumer Discretionary - Wholesale - 1.7%
116,950	Central European Distribution Corp. @ 29.70	3,473

	Consumer Staples - Foods - 0.4%
85,000	Sunopta, Inc. @ 8.80	748

See accompanying notes to financial statements.

Shares	Company (Closing Price)	Value
	Financial Services - Financial Data Product Services - 1.8%
86,000	Exlservice Holdings, Inc. @ 21.04	$1,809
132,100	Tradestation Group, Inc. @ 13.75	1,816

		3,625

	Financial Services - Insurance - 1.4%
25,100	eHealth, Inc. @ 20.11	505
92,100	HealthExtras, Inc. @ 24.10	2,220

		2,725

	Health Care - Biotechnology - 2.3%
54,181	ArthroCare Corp. @ 39.92	2,163
77,700	Omrix Biopharmaceuticals, Inc. @ 30.26	2,351

		4,514

	Health Care - Drugs & Pharmaceuticals - 3.8%
84,800	Adams Respiratory Therapeutics, Inc. @ 40.81	3,461
145,269	Salix Pharmaceuticals Ltd. @ 12.17	1,768
96,467	Sciele Pharma, Inc. @ 24.00	2,315

		7,544

	Health Care - Electronic Medical Systems - 1.1%
100,700	Natus Medical, Inc.@ 16.61	1,673
20,895	Syneron Medical Ltd. @ 27.13	567

		2,240

	Health Care - Facilities - 1.0%
40,466	Healthways, Inc. @ 47.71	1,931

	Health Care - Management Services - 3.7%
117,518	Allscripts Healthcare, Inc.@ 26.99	3,172
128,200	Healthspring, Inc. @ 20.35	2,609
47,900	Vital Images, Inc.@ 34.80	1,667

		7,448

	Health Care - Medical & Dental Services - 4.6%
58,600	Abaxis, Inc. @ 19.25	1,128
52,000	Foxhollow Technologies, Inc. @ 21.58	1,122
86,100	Kyphon, Inc. @ 40.40	3,478
35,100	Lifecell Corp. @ 24.14	847
27,575	Palomar Medical Technologies, Inc. @ 50.67	1,397
96,700	Spectranetics Corp. @ 11.29	1,092

		9,064

OBERWEIS EMERGING GROWTH FUND

Portfolio of Investments (cont’d.)

Shares	Company (Closing Price)	Value
	Health Care - Services - 1.9%
35,000	LHC Group, Inc. @ 28.51	$998
110,200	Nighthawk Radiology Holdings, Inc. @ 25.50	2,810

		3,808

	Materials & Production - Building Materials - 0.9%
86,600	Zoltek Companies, Inc.@ 19.67	1,703

	Materials & Production - Metal Fabricating - 0.8%
54,400	Dynamic Materials Corp. @ 28.10	1,529

	Materials & Production - Misc. Materials &Commodities - 2.6%
90,450	Ceradyne, Inc. @ 56.50	5,110

	Other Energy - Machine Oilwell Equipment - 2.4%
71,300	Allis-Chalmers Energy, Inc. @ 23.04	1,643
44,500	Dril Quip, Inc. @ 39.16	1,743
25,200	*Lufkin Industries, Inc. @ 58.08	1,464

		4,850

	Other Energy - Misc. - 2.3%
54,575	Veritas DGC, Inc. @ 85.63	4,673

	Other Energy - Offshore Drilling - 1.0%
66,025	Hercules Offshore, Inc. @ 28.90	1,908

	Other Energy - Oil Crude Producer - 5.0%
46,791	ATP Oil & Gas Corp. @ 39.57	1,851
48,900	Bronco Drilling Company, Inc. @ 17.19	841
142,901	Carrizo Oil & Gas, Inc. @ 29.02	4,147
23,900	Goodrich Petroleum Corp. @ 36.18	865
155,000	Petrohawk Energy Corp. @ 11.50	1,782
33,400	Pioneer Drilling Co. @ 13.28	444

		9,930

	Producer Durables - Homebuilding - 1.3%
44,855	Desarrolladora Homex S.A. Development Corp. @ 59.07	2,650

	Producer Durables - Machinery Industrial - 0.7%
54,000	Kadant, Inc. @ 24.38	1,317

	Producer Durables - Misc. - 1.3%
30,950	*Bucyrus International, Inc. @ 51.76	1,602
59,845	Turbochef Technologies, Inc. @ 17.02	1,019

		2,621

	Producer Durables Pollution & Environment - 0.6%
59,577	*American Ecology Corp.@ 18.51	1,103

See accompanying notes to financial statements.

Shares	Company (Closing Price`)	Value
	Technology - Communication Technology - 8.7%
148,464	Acme Packet, Inc. @ 20.64	$3,064
103,100	Atheros Communications, Inc. @ 21.32	2,198
134,400	Oplink Communications, Inc. @ 20.56	2,763
83,300	Optium Corp. @ 24.94	2,077
198,000	Redback Networks, Inc.@ 24.94	4,938
152,000	Sierra Wireless, Inc. @ 14.06	2,137

		17,177

	Technology - Computer Services Software & Systems - 9.6%
143,900	Concur Technologies, Inc. @ 16.04	2,308
110,200	DealerTrack Holdings, Inc.@ 29.42	3,242
77,300	DivX, Inc.@ 23.07	1,783
93,800	Emageon, Inc. @ 15.36	1,441
48,892	Infocrossing Inc, @ 16.30	797
54,500	Interactive Intelligence, Inc. @ 22.42	1,222
148,635	Online Resources, Inc. @ 10.21	1,518
99,555	Rightnow Technologies, Inc. @ 17.22	1,714
66,600	Sigma Designs, Inc. @ 25.45	1,695
38,373	Systems Xcellence, Inc. @ 20.17	774
212,500	VASCO Data Security International, Inc. @ 11.85	2,518

		19,012

	Technology - Computer Technology - 4.7%
133,400	Falconstor Software, Inc. @ 8.65	1,154
59,400	Occam Networks, Inc. @ 16.50	980
65,300	Rackable Systems, Inc. @ 30.97	2,022
107,500	SimpleTech, Inc. @ 12.68	1,363
213,100	Trident Microsystems, Inc. @ 18.18	3,874

		9,393

	Technology - Electronics - 2.7%
88,700	*Daktronics, Inc. @ 36.85	3,269
55,700	Supertex, Inc. @ 39.25	2,186

		5,455

	Technology - Electronics Semi-Conductors - 3.0%
83,300	Canadian Solar, Inc. @ 10.48	873
29,600	IPG Photonics Corp. @ 24.00	710
105,713	PLX Technology, Inc. @ 13.04	1,378
75,303	Tessera Technologies, Inc. @ 40.34	3,038

		5,999

	Technology - Electronics Technology - 0.4%
30,100	Essex Corp. @ 23.91	720

OBERWEIS EMERGING GROWTH FUND

Portfolio of Investments (cont’d.)

Shares	Company (Closing Price)	Value
	Technology - Internet Software & Systems - 2.2%
1,350,000	Think Partnership, Inc. @ 3.26	$4,401

	Utilities - Utilities Telecommunications - 0.7%
44,743	*Atlantic Tele-Network, Inc. @ 29.30	1,311

	Total Equities
	(Cost: $ 142,944,000)	$191,770

Units	Company (Closing Price)	Value
	WARRANTS - 0.2%

	Technology - Internet Software & Systems
540,000(a)	Think Partnership, Inc. ($2.50 expires 4-3-11)	$410
170,043(a)	Think Partnership, Inc. ($3.05 expires 12-5-11)	36
85,022(a)	Think Partnership, Inc. ($4.00 expires 12-5-11)	0

	Total Warrants
	(Cost: $0)	$446

	Total Investments - 96.6%
	(Cost: $ 142,944,000)	192,216
	Other Assets less Liabilities 3.4%	6,829

	NET ASSETS – 100%	$199,045

See accompanying notes to financial statements.

Notes to Portfolio of Investments

Based on the cost of investments of $143,076,000 for federal income tax purposes at December 31, 2006, the aggregate gross unrealized appreciation was $56,258,000, the aggregate gross unrealized depreciation was $7,118,000 and the net unrealized appreciation of investments was $49,140,000.

*	Income producing security during the year ended December 31, 2006.

(a)	The securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the board of trustees of the Trust as of December 31, 2006. The aggregate value of restricted securities was $446,000 or 0.2% of net assets at December 31, 2006.

OBERWEIS MICRO-CAP FUND

Portfolio of Investments

December 31, 2006 (value in thousands)

Shares	Company (Closing Price)	Value
	EQUITIES - 101.4%

	Auto & Transport - Air Transportation - 0.8%
27,900	LMI Aerospace, Inc. @ 15.48	$432

	Consumer Discretionary - Commercial Information Service - 0.8%
35,447	Internet Gold Golden Lines Ltd. @ 12.46	442

	Consumer Discretionary - Misc. - 4.7%
78,232	Kenexa Corp. @ 33.26	2,602

	Consumer Discretionary - Retail - 1.9%
34,300	Gaiam, Inc. @ 13.68	469
52,800	US Home System, Inc. @ 11.36	600

		1,069

	Consumer Discretionary - Service Commercial - 5.8%
39,900	CRM Holdings Ltd. @ 8.90	355
31,100	ICF International, Inc. @ 14.52	452
4,400	Peoplesupport, Inc. @ 21.05	93
86,934	Rainmaker Systems, Inc. @ 7.47	649
76,000	Metretek Technologies, Inc. @ 12.32	936
51,000	*Thomas Group, Inc. @ 15.04	767

		3,252

	Consumer Discretionary - Wholesale - 1.5%
35,600	ACR Group, Inc. @ 5.90	210
18,500	DXP Enterprises, Inc. @ 35.04	648

		858

	Consumer Staples - Foods - 3.0%
72,200	Jamba, Inc. @ 10.07	727
76,400	Medifast, Inc. @ 12.58	961

		1,688

	Financial Services - Banks - 1.7%
16,700	Alliance Bankshares Corp. @ 15.65	261
25,950	Silver State Bancorp @ 26.00	675

		936

	Financial Services - Financial Data Product Services - 1.6%
78,829	Cybersource Corp. @ 11.02	869

	Financial Services – Information Services 1.0%
59,700	*Thestreet.com, Inc. @ 8.90	531

	Financial Services - Misc - 1.6%
48,400	Electronic Clearing House, Inc. @ 18.40	891

See accompanying notes to financial statements.

Shares	Company (Closing Price)	Value
	Health Care - Biotechnology - 3.0%
34,000	Omrix Biopharmaceuticals, Inc. @ 30.26	$1,029
54,700	Trimeris, Inc. @ 12.71	695

		1,724

	Health Care - Electronic Medical Systems - 2.8%
34,300	Cynosure, Inc. @ 15.83	543
36,322	Somanetics Corp. @ 22.83	829
16,600	Visicu, Inc. @ 11.20	186

		1,558

	Health Care - Facilities - 0.5%
59,000	Health Grades, Inc. @ 4.49	265

	Health Care - Management Services - 2.7%
42,489	Vital Images, Inc. @ 34.80	1,479

	Health Care - Medical & Dental - 5.4%
44,900	Angeion Corp. @ 12.23	549
28,154	Arrhythmia Research Technology, Inc. @ 24.33	685
78,419	Bio-Imaging Technologies, Inc. @ 8.06	632
55,700	Bovie Medical Corp. @ 9.07	505
14,100	Enpath Medical, Inc. @ 14.55	205
565	Intricon Corp. @ 4.97	3
37,199	Rochester Medical Corp. @ 12.05	448

		3,027

	Industrial - Construction & Mine - 0.5%
15,189	Force Protection, Inc. @ 17.41	264

	Other Energy - Oil Crude Producer - 4.3%
13,000	Arena Resources, Inc. @ 42.71	555
7,290	Dawson Geophysical Co. @ 36.43	266
29,500	GMX Resources, Inc. @ 35.50	1,047
62,490	TGC Industries, Inc. @ 8.40	525

		2,393

	Other Energy - Machine Oilwell Equipment - 3.8%
67,500	Allis Chalmers Energy, Inc. @ 23.04	1,555
24,300	T-3 Energy Services, Inc. @ 22.05	536

		2,091

	Other Energy - Misc. - 3.1%
101,600	ENGlobal Corp. @ 6.43	653
37,900	Flotek Industries, Inc. @ 28.05	1,063

		1,716

	Producer Durables - Control & Filter Devices - 0.7%
11,578	Hurco Companies, Inc. @ 31.71	367

OBERWEIS MICRO-CAP FUND

Portfolio of Investments (cont’d.)

Shares	Company (Closing Price)	Value
	Producer Durables - Diversified Production - 1.0%
33,700	Astronics Corp. @ 17.11	$577

	Producer Durables - Electronics - 3.5%
29,973	Aehr Test Systems @ 4.98	149
7,206	Aetrium, Inc. @ 3.56	26
16,900	Camtek Ltd.@ 4.26	72
90,494	I.D. Systems, Inc. @ 18.82	1,703
		1,950

	Producer Durables - Machinery Industrial - 0.3%
16,600	*Trio-Tech International @ 11.25	187

	Producer Durables - Misc. - 5.6%
19,802	*Dynamic Materials Corp. @ 28.10	556
82,200	Fuel Tech N.V. @ 24.64	2,025
27,500	MFRI, Inc. @ 19.70	542

		3,123

	Producer Durables - Telecommunications - 1.9%
52,522	Numerex Corp.@ 9.41	494
59,100	Silicom Ltd. @ 9.27	548

		1,042

	Technology - Communication - 0.8%
14,400	Alliance Fiber Optic Products, Inc. @ 2.02	29
76,000	Ceragon Networks Ltd. @ 5.47	416

		445

	Technology - Computer Service Software & System - 21.1%
65,400	*American Software, Inc. @ 6.93	453
82,000	Bitstream, Inc. @ 8.70	713
241,200	ClickSoftware Technologies Ltd. @ 2.96	714
46,100	Double - Take Software, Inc. @ 12.88	594
114,500	Edgewater Technology, Inc. @ 6.11	700
28,000	GSE Systems, Inc. @ 6.65	186
7,100	Logility, Inc. @ 7.93	56
19,200	Opnet Technologies, Inc. @ 14.45	277
54,731	Pacificnet, Inc. @ 6.18	338
120,518	Perficient, Inc. @ 16.41	1,978
177,260	Saba Software, Inc. @ 6.23	1,104
19,700	Sigma Designs, Inc. @ 25.45	501
141,600	Sonic Foundry, Inc. @ 4.70	666
114,000	Sumtotal Systems, Inc. @ 6.05	690
158,508	Vasco Data Security International, Inc. @ 11.85	1,878
56,400	Vocus, Inc.@ 16.80	948

		11,796

See accompanying notes to financial statements.

Shares	Company (Closing Price)	Value
	Technology - Computer Technology - 5.7%
38,050	Allot Communications Ltd. @ 11.71	$445
82,300	Avici Systems, Inc. @ 7.75	638
113,000	Aware, Inc. @ 5.33	602
41,100	Datalink Corp. @ 7.52	309
2,200	Netsmart Technologies, Inc. @ 16.24	36
68,900	Streamline Health Solutions, Inc.@ 5.70	393
155,700	VA Software Corp. @ 5.03	783

		3,206

	Technology – Electronics Semi-Conductors - 5.4%
65,300	Netlist, Inc. @ 9.72	635
10,400	NVE Corp. @ 30.72	320
86,400	Sirenza Microdevices, Inc. @ 7.86	679
60,700	SRS Labs, Inc. @ 10.82	657
46,300	Techwell, Inc. @ 16.06	744

		3,035

	Technology - Internet Software & Systems - 3.8%
650,000	Think Partnership, Inc. @ 3.26	2,119

	Utilities - Utilites Telecommunications - 1.1%
47,000	RRSAT Global Communication Network Ltd. @ 12.98	610

	Total Equities
	(Cost $44,348,000)	$56,544

Units	Company (Closing Price)	Value
	WARRANTS 0.4%
	Technology - Internet Software & Systems
260,000(a)	Think Partnership, Inc. ($2.50, expires 04-03-11)	$198
81,873(a)	Think Partnership, Inc. ($3.05, expires 12-05-11)	17
40,937(a)	Think Partnership, Inc. ($4.00, expires 12-05-11)	0

	Total Warrants
	(Cost: $0)	$215

	Total Investments - 101.8%
	(Cost: $44,348,000)	56,759
	Other Liablities less Assets (1.8%)	(971)

	NET ASSETS - 100%	$55,788

OBERWEIS MICRO-CAP FUND

Portfolio of Investments (cont’d.)

Notes to Portfolio of Investments

Based on the cost of investments of $44,394,000 for federal income tax purposes at December 31, 2006, the aggregate gross unrealized appreciation was $13,777,000, the aggregate gross unrealized depreciation was $1,412,000 and the net unrealized appreciation of investments was $12,365,000.

*	Income producing security during the year ended December 31, 2006.

(a)

The securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the board of trustees of the Trust as of December 31, 2006. The aggregate value of restricted securities was $215,000 or 0.4% of net assets at December 31, 2006.

See accompanying notes to financial statements.

OBERWEIS MID-CAP FUND

Portfolio of Investments

December 31, 2006 (value in thousands)

Shares	Company (Closing Price)	Value
	EQUITIES - 98.6%

	Auto & Transportation - Air Transportation - 1.0%
3,600	AAR Corp.@ 29.19	$105

	Consumer Discretionary - Advertising Agency - 7.9%
8,731	aQuantive, Inc. @ 24.66	215
5,300	Focus Media Hldg. Ltd. @ 66.39	352
11,681	ValueClick, Inc. @ 23.63	276

		843

	Consumer Discretionary - Casinos & Gambling - 0.8%
3,200	Shuffle Master, Inc. @ 26.20	84

	Consumer Discretionary - Commerical Information Service - 2.4%
2,300	Baidu.com, Inc. @ 112.72	259

	Consumer Discretionary - Leisure Time - 1.0%
2,700	Penn National Gaming, Inc. @ 41.62	112

	Consumer Discretionary - Restaurants - 3.5%
2,100	Chipotle Mexican Grill, Inc. 57.00 @	120
4,548	Panera Bread Co. @ 55.91	254

		374

	Consumer Discretionary - Retail - 5.0%
4,500	*Bebe Stores, Inc. @ 19.79	89
3,300	Coldwater Creek, Inc. @ 24.52	81
1,900	GameStop Corp. @ 55.11	105
5,300	Volcom, Inc. @ 29.57	157
3,400	Zumiez, Inc. @ 29.54	100

		532

	Consumer Discretionary - Service Commercial - 4.0%
2,072	CRA International, Inc. @ 52.40	109
5,000	Nutri/System, Inc. @ 63.39	317

		426

	Consumer Discretionary - Wholesale - 1.7%
6,152	Central European Distribution Corp. @ 29.70	183

	Financial Services - Insurance - 1.0%
4,700	HealthExtras, Inc. @ 24.10	113

	Fiancial Services - Sec. Brokerage Services - 1.7%
7,948	*OptionsXpress Holdings, Inc. @ 22.69	180

	Health Care - Biotech Research & Production - 1.1%
3,074	Arthrocare Corp. @ 39.92	123

See accompanying notes to financial statements.

Shares	Company (Closing Price)	Value
	Health Care - Drugs & Pharmaceuticals - 4.0%
4,256	Adams Respiratory Therapeutics, Inc. @ 40.81	$174
7,900	Medicines Co. @ 31.72	251

		425

	Health Care - Electrical Medical Systems - 8.3%
6,300	Hologic, Inc. @ 47.28	298
10,200	Illumina, Inc. @ 39.31	401
1,991	Intuitive Surgical, Inc. @ 95.90	191

		890

	Health Care - Management Services - 9.3%
12,900	Allscripts Healthcare Solutions, Inc. @ 26.99	348
7,300	Healthspring, Inc. @ 20.35	149
7,200	Wellcare Health Plans, Inc.@ 68.90	496

		993

	Health Care - Medical & Dental Instruments / Supplies - 4.0%
5,950	Immucor, Inc. @ 29.23	174
3,681	Kyphon, Inc. @ 40.40	149
2,136	Resmed, Inc. @ 49.22	105

		428

	Materials & Producers - Misc. Materials & Products - 0.8%
1,400	Rogers Corp. @ 59.15	83

	Material Producer - Misc. Materials & Commodities - 2.3%
4,287	Ceradyne, Inc. @ 56.50	242

	Other Energy - Machine Oilwell - 5.2%
2,400	Dril-Quip, Inc. @ 39.16	94
3,900	*Helmerich & Payne, Inc. @ 24.47	95
6,900	Oceaneering International, Inc. @ 39.70	274
2,800	*Rowan Companies, Inc. @ 33.20	93

		556

	Other Energy - Misc. - 1.4%
5,800	Tetra Technologies, Inc. @ 25.58	148

	Other Energy - Offshore Drilling - 1.2%
4,500	Hercules Offshore, Inc. @ 28.90	130

	Producer Durables - Misc. - 2.0%
8,200	BE Areospace, Inc. @ 25.68	211

OBERWEIS MID-CAP FUND

Portfolio of Investments (cont’d.)

Shares	Company (Closing Price)	Value
	Technology - Communication Technology - 11.1%
7,800	Acme Packet, Inc. @ 20.64	$161
4,400	Atheros Communications, Inc.@ 21.32	94
3,300	Avocent Corp. @ 33.85	112
3,800	Ciena Corp. @ 27.71	105
3,310	J2 Global Communications, Inc. @ 27.25	90
14,200	Redback Networks, Inc.@ 24.94	354
7,800	Sierra Wireless, Inc. @ 14.06	110
24,500	Sonus Networks, Inc. @ 6.59	161

		1,187

	Technology - Computer Service Software & Systems - 5.0%
8,500	Dealertrack, Inc. @ 29.42	250
24,100	Nuance, Inc. @ 11.46	276

		526

	Technology - Computer Technology - 1.5%
9,028	Trident Microsystems, Inc. @ 18.18	164

	Technology - Electronics - 2.6%
7,500	Daktronics, Inc. @ 36.85	276

	Technology - Electronics Semi-Conductors - 7.8%
4,200	FormFactor, Inc. @ 37.25	156
9,400	SunTech Power Holdings Co. Ltd.@ 34.01	320
8,800	Tessera Technologies, Inc. @ 40.34	355

		831

	Utilities – Utilities Telecommunications 1.0%
3,200	NeuStar, Inc. @ 32.44	104

	Total Equities
	(Cost $9,036,000)	$10,528

	Total Investments - 98.6%
	(Cost: $9,036,000)	10,528
	Other Assets less Liabilities - 1.4%	147

	NET ASSETS - 100.0%	$10,675

See accompanying notes to financial statements.

Notes to Portfolio of Investments

Based on the cost of investments of $9,050,000 for federal income tax purposes at December 31, 2006, the aggregate gross unrealized appreciation was $1,820,000, the aggregate gross unrealized depreciation was $342,000 and the net unrealized appreciation of investments was $1,478,000.

*	Income producing security during the year ended December 31, 2006.

OBERWEIS CHINA OPPORTUNITIES FUND

Portfolio of Investments

December 31, 2006 (value in thousands)

Shares	Company (Closing Price)	Value
	EQUITIES: CHINA/HONG KONG- 77.2%

	Basic Materials - Agriculture Chemicals - 3.4%
80,922,000	†*Century Sunshine Ecological Technology
	Holdings Ltd. @ 0.1900	$15,378

	Basic Materials - Chemicals - Others - 2.5%
11,960,748	†China Flavors & Fragrances @ 0.3857	4,613
1,663,900	†*Kingboard Chemicals Holdings Ltd. @ 3.9271	6,534

		11,147

	Basic Materials - Electronic Components - 1.9%
7,779,981	Kingboard Laminates @ 1.0697	8,322

	Basic Materials - Gold Mining - 0.4%
2,767,600	†*Zijin Mining Group Co., Ltd. @ 0.6955	1,925

	Basic Materials - Paper & Related Products - 5.7%
4,510,000	†*Lee & Man Paper Manufacturing Ltd.
	@ 2.4517	11,057
8,312,200	†*Nine Dragons Paper Holdings Ltd.@ 1.7183	14,283

		25,340

	Communications - Advertising Sales - 2.6%
172,000	Focus Media Holdings Ltd.
	ADR @ 66.3900	11,419

	Communications - E-Commerce / Services - 0.7%
49,800	*Ctrip.com International Ltd. ADR @ 62.3700	3,106

	Communications - Internet Content Information - 3.3%
132,200	Baidu.com, Inc. ADR @ 112.72	14,902

	Communications - Machinery - Gerneral Industry - 1.1%
1,356,800	†Tencent Holdings Ltd. @ 3.5514	4,818

	Communications - Wireless Equipment - 0.7%
3,976,700	†*Longcheer Holdings Ltd. @ 0.8177	3,252

	Consumer Cyclical - Apparel Manufactures - 1.9%
3,801,395	†*Ports Design Ltd. @ 2.1847	8,305

	Consumer Cyclical - Auto/Truck Parts & Equipment -Orig - 1.1%
5,838,200	†*Minth Group Ltd. @ 0.8209	4,792

	Consumer Cyclical - Diversified Operations 0.3%
2,692,000	Huabao International Holdings Ltd. @ 0.5426	1,461

	Consumer Cyclical - Distribution / Wholesale - 1.7%
2,443,100	†*Li & Fung Ltd. @ 3.1051	7,586

See accompanying notes to financial statements.

Shares	Company (Closing Price)	Value
	Consumer Cyclical - Footwear & Related Apparel - 1.4%
6,725,900	†* Prime Success International Group Ltd.
	@ 0.9279	$6,241

	Consumer Cyclical - Hotels/Motels - 0.9%
1,230,700	†*Shangrai-La Asia Ltd.@ 2.5726	3,166
17,000	Home Inns & Hotels Mgmt, Inc. ADR
	@ 37.5400	638
		3,804

	Consumer Cyclical - Leisure & Recreational Products - 1.8%
5,147,400	†*Li Ning Co., Ltd. @ 1.5990	8,231

	Consumer Cyclical - Misc Manufacturer - 1.9%
9,388,700	†*Peace Mark Holdings Ltd. @ 0.8940	8,393

	Consumer Cyclical - Retail-Apparel/ Shoes - 0.9%
6,423,300	†Hongguo International Holdings
	Ltd. @ 0.5999	3,854

	Consumer Cyclical - Retail - Hypermarkets - 0.4%
2,043,600	†*Wumart Stores, Inc. @ 0.8846	1,808

	Consumer Cyclical - Retail - Major Department Stores – 1.4%
2,476,400	†*Lifestlye International Holdings Ltd. @ 2.5655	6,353

	Consumer Cyclical - Retail - Regional Department Stores - 1.9%
9,441,964	†*Golden Eagle Retail Group Ltd. @ 0.8880	8,384

	Consumer Cyclical - Textile Products - 0.8%
2,512,400	†*Weiqiao Textile Co., Ltd. @ 1.3473	3,385

	Consumer Discretionary - Consumer Products - 0.7%
137,200	Sohu.com, Inc. @ 24.0000	3,295

	Consumer Non-Cyclical - Agriculture Bio-Tech - 0.8%
7,761,700	†*China Sun Bio-Chem Technology Group
	Co.@ 0.4344	3,372

	Consumer Non-Cyclical - Dispose Medical Products - 0.4%
1,727,800	*Shandong Weigao Group @ 1.0646	1,839

	Consumer Non- Cyclical - Flour & Grain - 0.5%
2,364,900	†Celestial Nutrifoods Ltd. @ 0.9774	2,311

OBERWEIS CHINA OPPORTUNITIES FUND

Portfolio of Investments (cont’d)

Shares	Company (Closing Price)	Value
	Consumer Non-Cyclical - Feminine Health Care Products - 1.5%
2,693,900	†*Hengan International Group @ 2.4759 $	6,670

	Consumer Non-Cyclical - Food -Dairy Products - 1.6%
1,567,600	†*China Mengniu Dairy Co. @ 2.6206	4,108
3,305,300	†China Milk Product @ 0.9019	2,981

		7,089

	Consumer Non-Cyclical - Food- Misc / Diversified - 3.8%
7,013,900	China Kangda Co., Ltd. @ 0.2966	2,081
4,179,000	†*China Yurun Food Group Ltd. @ 0.9196	3,843
4,291,500	†*Fu Ji Food & Catering Services Holdings Ltd. @ 2.5792	11,068

		16,992

	Consumer Non-Cyclical Medical Biomedical/ Genetic - 0.9%
362,000	American Oriental Bioengineering, Inc. @ 11.6700	4,224

	Consumer Non-Cyclical-Patient Monitoring Equipment - 0.4%
80,600	Mindray Medical Intl Ltd. @ 23.9200	1,928

	Consumer Non-Cyclical- Printing Commercial - 0.7%
4,546,000	*AMVIG Holdings Ltd. @ 0.6814	3,098

	Consumer Non-Cyclical - Protection Safety - 0.7%
8,604,800	†*GST Holdings Ltd. @ 0.3606	3,103

	Consumer Non-Cyclical - Schools- 0.2%
21,600	New Oriental Education & Technology Group, Inc. ADR @ 33.5400	724

	Consumer Non-Cyclical - Sugar - 0.9%
7,540,300	†Xiwang Sugar Holdings Company Ltd. @ 0.5143	3,878

	Energy - Alternative Sources - 3.9%
357,000	Canadian Solar, Inc. @ 10.4800	3,741
209,300	Trina Solar Ltd. ADR @ 18.90	3,956
280,600	Suntech Power Holdings Co., Ltd. ADR @ 34.0100	9,543

		17,240

	Energy - Oil Field Services - 1.1%
7,116,300	†*China Oilfield Services Ltd. @ 0.6929	4,931

See accompanying notes to financial statements.

Shares	Company (Closing Price)	Value
	Energy - Oil Machinery & Equipment - 0.3%
2,034,700	†Enric Energy Equipment @ 0.6147 $	1,251

	Energy - Pipelines - 0.4%
9,789,000	†*China Gas Holdings Ltd. @ 0.1990	1,948

	Financials - Finance – Other Services - 0.8%
333,100	†*Hong Kong Exchanges & Clearing @ 10.9480	3,647

	Financials - Life/Health Insurance - 1.8%
2,300,000	China Life Insurance @ 3.4136	7,851

	Financials - Real Estate Operations / Development - 1.8%
1,520,000	†*Guangzhou R&F Properties Co., Ltd. @ 2.1564	3,278
1,713,700	†*Hopson Development Holdings Ltd. @ 2.8269	4,844

		8,122

	Industrial - Building & Construction Products-Misc. - 1.1%
1,887,700	China Communications @ 0.9887	1,866
4,512,000	†*China National Building Material Co. @ 0.6476	2,922

		4,788

	Industrial -Building Products - Wood - 0.6%
19,107,800	†Good Fellow Group Ltd. @ 0.1368	2,614

	Industrial - Electronic Components- Misc. - 1.5%
7,231,100	†AAC Acoustic Technology Hldgs, Inc. @ 0.9487	6,860

	Industrial - Engineering/R&D Serv - 1.5%
498,000	†Hong Kong Aircraft @ 13.6198	6,783

	Industrial - Lighting Products & Systems - 1.0%
4,570,400	*Neo-Neon Holdings Ltd. @ 0.9553	4,366

	Industrial - Machinery - Construction & Mining - 2.5%
9,471,700	China Infrastructure Machinery Hldgs @ 1.1829	11,204

	Industrial - Machinery General Industry - 0.1%
932,000	Shandong Molong Petroleum Co., Ltd. @ 0.3677	343

	Industrial - Marine Transportation - 1.0%
2,868,000	†*China Shipping Development @ 1.5295	4,387

OBERWEIS CHINA OPPORTUNITIES FUND

Portfolio of Investments (cont’d)

Shares	Company (Closing Price)	Value
	Industial Metal Processors & Fabrication - 0.9%
3,207,700	†Eva Precision Industrial Hldg. @ 0.2565	$823
3,037,600	†*Jiangxi Copper Co., Ltd. @ 1.0152	3,084

		3,907

	Industrial - Power Conversion / Supply Equipment - 1.3%
1,512,800	†*Dongfang Electrical Machinery Ltd. @ 2.6743	4,046
1,747,000	†*Harbin Power Equipment Co., Ltd. @ 1.1438	1,998

		6,044

	Technology - Electronic Design Automation - 1.3%
318,200	Comtech Group, Inc. @ 18.1900	5,788

	Utilities - Electric Generation - 1.5%
4,377,500	†China Resources Power Holdings Co. @ 1.5077	6,600

	Utilities - Gas-Distribution - 1.0%
3,914,500	*Xinao Gas Holdings Ltd. @ 1.1314	4,429

	EQUITIES: SINGAPORE - 10.9%

	Consumer Cyclical - Hotels/Motels - 1.0%
4,273,100	†Banyon Tree Holdings Ltd. @ 1.0119	4,324

	Consumer Non-Cyclical - Schools - 2.4%
1,631,275	Hartford Education Corp. @ 0.5085	830
8,578,200	†*Raffles Education Corp. Ltd. @ 1.1532	9,892

		10,722

	Consumer Non-Cyclical Wholesale/Distribution - 0.4%
1,358,000	†Olam International Ltd. @ 1.3819	1,877

	Energy Oil Machinery & Equipment - 1.6%
4,536,400	†*KS Energy Services Ltd. @ 1.6239	7,366

	Financials - Real Estate Operations / Development - 1.6%
4,401,200	†Yanlord Land Group Ltd. @ 1.6525	7,273

	Industrial - Transport-Marine - 3.8%
4,658,600	†*Ezra Holdings Ltd. @ 2.5891	12,062
3,991,400	†Labroy Marine Ltd. @ 1.2233	4,883

		16,945

See accompanying notes to financial statements.

Shares	Company (Closing Price)	Value
	Industrial - Water Treatment Systems - 0.1%
2,445,000	†Asia Enironment Hldgs Ltd. @ 0.2470	$604

	EQUITIES: TAIWAN - 2.6%

	Consumer Cyclical - Athletic Equipment - 0.4%
227,000	†Johnson Health Tech Co., Ltd. @ 7.3158	1,661

	Consumer Non-Cyclical - Flour & Grain - 0.9%
9,849,900	†*Pine Agritech Ltd. @ .4000	3,940

	Consumer Cyclical - Athletic Footwear - 0.6%
2,022,700	†China Hongxing Sport @ 1.3755	2,782

	Technology - Semiconductors Compo-Intg. Circ. 0.7%
206,448	*Siliconware Precision Industries Co. ADR @ 15.87	3,276

	EQUITIES: UNITED STATES - 1.7%

	Consumer Non-Cyclical Agriculture Bio-Tech - 0.6%
233,200	Origin Agritech Ltd. @ 10.9400	2,551

	Technology - Computer Graphics - 1.1%
269,200	Trident Microsystems, Inc. @ 18.18	4,894

	EQUITIES: KOREA - 0.8%

	Communications - E-Commerce / Services - 0.8%
145,200	GMarket, Inc. ADR @ 23.96	3,479

	EQUITIES: BRITISH VIRGIN ISLANDS- 0.6%

	Technology - Electronic Component Semiconductor - 0.6%
324,605	Renesola Ltd. @ 8.3227	2,702

	EQUITIES: GRAND CAYMAN ISLANDS- 0.6%

	Consumer Non-Cyclical - Food - Misc / Diversified - 0.6%
1,353,200	†China Fishery Group Ltd. @ 2.0683	2,799

	Total Equities
	(Cost: $329,524,000)	$421,027

OBERWEIS CHINA OPPORTUNITIES FUND

Portfolio of Investments (cont’d)

Face Amount	Company (Closing Price)	Value
	COMMERICAL PAPER - 7.4%

$6,900,000	American Express
	5.25%, due 01/03/07	$20,700

3,300,000	Americal General Finance
	5.22%, due 01/02/07	12,300

	Total Commerical Paper
	(Cost: $33,000,000)	$33,000

	Total Investments - 101.8%
	(Cost: $362,524,000)	454,027
	Other Liabilities less Assets - (1.8%)	(7,944)

	NET ASSETS – 100%	$446,083

Notes to Portfolio of Investments

Based on the cost of investments of $362,643,000 for federal income tax purposes at December 31, 2006, the aggregate gross unrealized appreciation was $101,238,000, the aggregate gross unrealized depreciation was $9,854,000 and the net unrealized appreciation of investments was $91,384,000.

†	Fair Valued Security

*	Income producing security during the year ended December 31, 2006.

ADR American Depositary Receipt

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

December 31, 2006 (in thousands, except pricing of shares)

	Emerging Growth Fund	Micro-Cap Fund	Mid-Cap Fund	China Opportunities Fund
Assets:
Investment securities at value (Cost: $142,944, $44,348, $ 9,036 and $362,524 respectively)	$192,216	$56,759	$10,528	$454,027
Cash	—	—	201	—
Receivable from fund shares sold	10,889	3	20	9,278
Receivable from securities sold	410	158	—	—
Dividends and interest receivable	36	21	—	200
Prepaid expenses	116	15	8	60

Total Assets	203,667	56,956	10,757	463,565

Liabilities:
Payable to custodian bank	3,407	764	—	4
Payable for fund shares redeemed	344	193	60	328
Payable for securities purchased	618	108	—	16,535
Payable to advisor (see note 2)	134	48	8	415
Payable to distributor	41	12	2	83
Accrued expenses	78	43	12	117

Total Liabilities	4,622	1,168	82	17,482

Net Assets	$199,045	$55,788	$10,675	$446,083

Analysis of net assets:
Capital	$145,321	$41,291	$9,414	$369,754
Undistributed net realized gains (losses) on investment and foreign currency transactions	4,452	2,086	(231)	(15,174)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies.	49,272	12,411	1,492	91,503

Net Assets	$199,045	$55,788	$10,675	$446,083

The Pricing of Shares:
Net asset value and offering price per share
Emerging Growth Fund:
($199,045,289 divided by 7,313,512 shares outstanding)	$27.22

Micro-Cap Fund:
($55,787,918 divided by 3,474,245 shares outstanding)		$16.06

Mid-Cap Fund:
($10,674,953 divided by 761,179 shares outstanding)			$14.02

China Opportunities Fund:
($446,083,475 divided by 22,841,384 shares outstanding)				$19.53

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Year Ended December 31, 2006 (in thousands)

	Emerging Growth Fund	Micro-Cap Fund	Mid-Cap Fund	China Opportunities Fund
Investment Income:
Interest	$166	$63	$—	$662
Dividends	299	209	8	2,5751

Total Income	465	272	8	3,237

Expenses:
Investment advisory fees	818	415	43	2,296
Management fees	794	277	43	—
Distribution fees and shareholder services (see note 2)	496	173	27	459
Transfer agent fees and expenses	203	93	28	237
Custodian fees and expenses	135	102	42	320
Professional fees	70	7	2	63
Shareholder reports	59	19	1	63
Federal and state registration fees	48	24	16	64
Insurance	30	9	2	2
Trustees’ fees	21	6	1	10
Other	6	1	—	1

Total expenses before reimbursed expenses	2,680	1,126	205	3,515
Earnings credit (see note 5)	9	4	7	11

Total Expenses	2,671	1,122	198	3,504

Net Investment Income (Loss)	(2,206)	(850)	(190)	(267)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	7,613	5,996	1,136	(15,323)
Net realized gains (losses) on foreign currency transactions	—	—	—	155

Net realized gains (losses) on investment and foreign currency transactions	7,613	5,996	1,136	(15,168)
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,974	(5,702)	(68)	90,948

Net realized/unrealized gains (losses) on investments and foreign currencies	9,587	294	1,068	75,780

Net increase (decrease) in net assets resulting from operations	$7,381	$(556)	$878	$75,513

[1]	Net of foreign taxes withheld of $11,339.

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Emerging Growth Fund
	Year Ended December 31, 2006	Year Ended December 31, 2005
From Operations:
Net investment loss	$(2,206)	$(2,084)
Net realized gains on investments	7,613	11,809
Increase (decrease) in net unrealized appreciation of investments	1,974	(5,371)

Net increase in net assets resulting from operations	7,381	4,354

From Distributions:
Distributions from net realized gains on investments	(6,977)	(11,084)

From Capital Share Transactions:
Proceeds from sale of shares	81,658	55,337
Proceeds from reinvestment of distributions	6,380	10,521
Redemption of shares	(73,376)	(50,763)

Net increase from capital share transactions	14,662	15,095

Total increase in net assets	15,066	8,365

Net Assets:
Beginning of year	183,979	175,614

End of year	$199,045	$183,979

Accumulated Net Investment Gain	$4,452	$3,816

Transactions in Shares:
Shares sold	2,936	2,071
Shares issued in reinvestment of dividends	247	392
Less shares redeemed	(2,695)	(1,924)

Net increase from capital share transactions	488	539

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Micro-Cap Fund
	Year Ended December 31, 2006	Year Ended December 31, 2005
From Operations:
Net investment loss	$(850)	$(500)
Net realized gains on investments	5,996	4,865
Increase (decrease) in net unrealized appreciation of investments	(5,702)	1,558

Net increase (decrease) in net assets resulting from operations	(556)	5,923

From Distributions:
Distributions from net realized gains on investments	(4,915)	(6,356)

From Capital Share Transactions:
Proceeds from sale of shares	22,780	27,620
Proceeds from reinvestment of distributions	4,773	6,110
Redemption of shares	(34,649)	(11,618)

Net increase (decrease) from capital share transactions	(7,096)	22,112

Total increase (decrease) in net assets	(12,567)	21,679

Net Assets:
Beginning of Year	68,355	46,676

End of Year	$55,788	$68,355

Accumulated Net Investment Gain	$2,086	$1,005

Transactions in Shares:
Shares sold	1,260	1,598
Shares issued in reinvestment of dividends	312	370
Less shares redeemed	(2,048)	(686)

Net increase (decrease) from capital share transactions	(476)	1,282

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Mid-Cap Fund
	Year Ended December 31, 2006	Year Ended December 31, 2005
From Operations:
Net investment loss	$(190)	$(169)
Net realized gains on investments	1,136	998
Decrease in net unrealized appreciation of investments	(68)	(487)

Net increase in net assets resulting from operations	878	342

From Capital Share Transactions:
Proceeds from sale of shares	5,135	776
Redemption of shares	(4,111)	(2,771)

Net increase (decrease) from capital share transactions	1,024	(1,995)

Total increase (decrease) in net assets	1,902	(1,653)

Net Assets:
Beginning of year	8,773	10,426

End of year	$10,675	$8,773

Accumulated Net Investment Loss	$(231)	$(1,367)

Transactions in Shares:
Shares sold	375	67
Less shares redeemed	(314)	(239)

Net increase (decrease) from capital share transactions	61	(172)

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	China Opportunities Fund
	Year Ended December 31, 2006	Period Ended December 31, 2005*
From Operations:
Net investment loss	$(267)	$(17)
Net realized losses on investment and foreign currency transactions	(15,168)	(14)
Increase in net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	90,948	555

Net increase in net assets resulting from operations	75,513	524

From Capital Share Transactions:
Proceeds from sale of shares	513,893	6,977
Redemption of shares	(150,794)	(30)

Net increase from capital share transactions	363,099	6,947

Total increase in net assets	438,612	7,471

Net Assets:
Beginning of year	7,471	—

End of year	$446,083	$7,471

Accumulated Net Investment Loss	$(15,174)	$(14)

Transactions in Shares:
Shares sold	32,056	696
Less shares redeemed	(9,908)	(3)

Net increase from capital share transactions	22,148	693

*	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2006

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous funds under various trading strategies. The Trust consists of four funds: the Oberweis Emerging Growth Fund, the Oberweis Micro-Cap Fund, the Oberweis Mid-Cap Fund, and the Oberweis China Opportunities Fund (collectively, the “Funds”).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (NYSE) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates and in accordance with the Funds’ pricing policies. The China Opportunities Fund may use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event that has occurred between the close of the exchange or market on which the security is principally traded and the close of the NYSE. The Funds’ valuation policies set forth certain triggers which instruct when to use the valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation policies and under the supervision of the Board of Trustees. In such a case, the Fund’s value for a security is likely to be different from the last quoted price.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is each Fund’s policy and intention to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. The tax character of distributions paid during the fiscal year ended December 31, 2006, to shareholders of record on November 9, 2006, were as follows (amounts in thousands):

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$—	$6,977	$6,977
Micro-Cap Fund	—	4,915	4,915

No distributions were required for the Mid-Cap Fund and China Opportunities Fund. The Funds designated the following amounts as long-term capital gain distributions. The Micro-Cap Fund includes $1,849 of earnings and profit distributed to shareholders on redemptions of their shares (amount in thousands);

Amount
Emerging Growth Fund	$6,977
Micro-Cap Fund	6,764

The tax character of distributions paid during the fiscal year ended December 31, 2005, to shareholders of record on November 10, 2005, were as follows (amounts in thousands):

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$—	$11,084	$11,084
Micro-Cap Fund	—	6,356	6,356

No distributions were required for the Mid-Cap Fund and China Opportunities Fund.

The tax components of undistributed net investment income and net realized gains at December 31, 2006 were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains
Emerging Growth Fund	$—	$4,583
Micro-Cap Fund	$—	$2,131

As of December 31, 2006, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations (amounts in thousands):

	2010	2011	2013	2014
Mid-Cap Fund	$—	$217	$—	$—
China Opportunities Fund	$—	$—	$3	$12,411

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2006, the China Opportunities Fund deferred to January 1, 2007 post-October capital losses of $2,641,000.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust’s. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. For investment advisory services, the Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the year ended December 31, 2006, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund, incurred investment advisory fees totaling $818,000, $415,000, and $43,000, respectively. For the year ended December 31, 2006, the China Opportunities Fund incurred investment advisory and management fees totaling $2,296,000.

Management agreement. For management services and facilities furnished, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2006, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund incurred management fees totaling $794,000, $277,000 and $43,000, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Fund’s average daily net assets. For the year ended December 31, 2006 OAM did not reimburse the Funds.

Officers and trustees. Certain officers or trustees of the Trust are also officers or directors of OAM and Oberweis Securities. During the year ended December 31, 2006, the Trust made no direct payments to its officers and paid $40,000 to its noninterested trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and China Opportunities Fund incurred distribution fees totaling $496,000, $173,000, $27,000, and $459,000, respectively.

Affiliated Commissions. For the year ended December 31, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and China Opportunities Fund did not execute any security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2006, other than options written and money market investments, aggregated $144,026,000 and $145,070,000, respectively, for the Emerging Growth Fund, $73,074,000 and $80,700,000, respectively, for the Micro-Cap Fund, $12,586,000 and $11,796,000, respectively, for the Mid-Cap Fund, and $425,087,000 and $91,727,000, respectively, for the China Opportunities Fund. The Funds did not hold government securities during the year ended December 31, 2006.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2006.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares of the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund. The redemption fee applies only to shares acquired on or after January 1, 2004 and does not currently apply to exchanges. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and China Opportunities Fund were $19,000, $42,000, $5,000 and $1,671,000, respectively, for the year ended December 31, 2006, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, and China Opportunities Fund received credits of $9,000, $4,000, $7,000 and $11,000, respectively. During the year ended December 31, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and the China Opportunities Fund incurred interest charges of $21,000, $32,000, $3,000 and $11,000, respectively, which is included in custodian fees and expenses in the statement of operations.

6. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes [FIN 48]. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Securities and Exchange Commission has granted a six month delay for mutual funds. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

SFAS No. 157 was issued by the Financial Standards Accounting Board in September, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. Fund management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Years ended December 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of year	$26.95	$27.93	$27.05	$16.13	$21.29
Income (loss) from investment operations:
Net investment loss(a)	(.30)	(.33)	(.36)	(.27)	(.26)
Net realized and unrealized gain (loss) on investments	1.56	1.09	1.99	11.19	(4.90)

Total from investment operations	1.26	.76	1.63	10.92	(5.16)
Redemption Fees	—	—	.01	—	—
Less distributions:
Distribution from net realized gains on investments	(.99)	(1.74)	(.76)	—	—

Net asset value at end of year	$27.22	$26.95	$27.93	$27.05	$16.13

Total Return (%)	4.87	2.74	6.3	67.7	(24.2)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$199,045	$183,979	$175,614	$242,695	$61,292
Ratio of expenses to average net assets (%)	1.35	1.42	1.44	1.37	1.57
Ratio of net investment loss to average net assets (%)	(1.11)	(1.26)	(1.38)	(1.18)	(1.48)
Portfolio turnover rate (%)	74	75	55	56	66
Average commission rate paid(b)	$.0178	$.0176	$.0199	$.0206	$.0265

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the year.
(b)	Unaudited

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	Micro-Cap Fund
	Years ended December 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of year	$17.31	$17.50	$26.26	$13.86	$16.77
Income (loss) from investment operations:
Net investment loss(a)	(.21)	(.18)	(.36)	(.31)	(.24)
Net realized and unrealized gain (loss) on investments	.42	2.29	(.54)	15.36	(2.67)

Total from investment operations	.21	2.11	(.90)	15.05	(2.91)
Redemption Fees	.01	.01	.04	.05	—
Less distributions:
Distribution from net realized gains on investments	(1.47)	(2.31)	(7.90)	(2.70)	—

Net asset value at end of year	$16.06	$17.31	$17.50	$26.26	$13.86

Total Return (%)	1.66	12.72	2.2	108.9	(17.3)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$55,788	$68,355	$46,676	$99,546	$21,978
Ratio of expenses to average net assets (%)	1.62 (b)	1.70	1.70	1.60	1.93
Ratio of net investment loss to average net assets (%)	(1.23)	(1.08)	(1.54)	(1.47)	(1.64)
Portfolio turnover rate (%)	108	76	58	87	81
Average commission rate paid(c)	$.0172	$.0171	$.0195	$.0200	$.0256

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the year.
(b)	The expense ratio would have been 1.63% for 2006 before earnings credits.
(c)	Unaudited

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	Mid-Cap Fund
	Years ended December 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of year	$12.53	$11.95	$11.37	$7.29	$10.83
Income (loss) from investment operations:
Net investment loss(a)	(.24)	(.22)	(.17)	(.18)	(.17)
Net realized and unrealized gain (loss) on investments	1.72	.80	.74	4.25	(3.37)

Total from investment operations	1.48	.58	.57	4.07	(3.54)
Redemption Fees	.01	—	.01	.01	—
Less distributions:
Distribution from net realized gains on investments	—	—	—	—	—

Net asset value at end of year	$14.02	$12.53	$11.95	$11.37	$7.29

Total Return (%)	11.89	4.85	5.1	56.0	(32.7)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$10,675	$8,773	$10,426	$10,820	$4,370
Ratio of expenses to average net assets (%)	1.83	2.00 (b)	1.96	2.00 (b)	2.00 (b)
Ratio of net investment loss to average net assets (%)	(1.76)	(1.90)	(1.52)	(1.91)	(1.91)
Portfolio turnover rate (%)	112	119	86	29	66
Average commission rate paid(c)	$.0175	$.0168	$.0196	$.0200	$.0256

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the year.
(b)

Net of expense reimbursement from related parties. The expense ratios would have been 1.90%, 2.14%, 2.31%, and 2.66%, for 2006, 2005, 2003, and 2002 respectively, before expense reimbursement and earnings credits.

(c)	Unaudited

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	China Opportunities Fund
	Year Ended December 31, 2006	Period ended December 31, 2005(a)
Net asset value at beginning of year	$10.78	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(.02)	(.03)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	8.70	.81

Total from investment operations	8.68	.78
Redemption Fees	.07	—
Less distributions:
Distribution from net realized gains on investments	—	—

Net asset value at end of year	$19.53	$10.78

Total Return (%)	81.17	7.80
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$446,083	$7,471
Ratio of expenses to average net assets (%)	1.91	2.49 (c)
Ratio of net investment loss to average net assets (%)	(.15)	(1.34)
Portfolio turnover rate (%)	53	14
Average commission rate paid(d)	$.0021	$.0011

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.
(b)	The net investment income (loss) per share data was determined using average shares outstanding during the year.
(c)	Net of expense reimbursement from related parties. The expense ratio would have been 4.57%, for 2005, before expense reimbursement and earnings credits.
(d)	Unaudited

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

The Oberweis Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis Emerging Growth Fund, Oberweis Micro-Cap Fund, Oberweis Mid-Cap Fund and Oberweis China Opportunities Fund (four funds constituting The Oberweis Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for year then ended, the changes in each of their net assets for the two years or periods then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 21, 2007

Chicago, Illinois

Trustees and Officers of The Oberweis Funds

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships
Noninterested Trustees
Katherine Smith Dedrick (49) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November,2004(1)	Partner - Levenfeld Pearlstein, LLC, January 2005 to present; Partner - Hinshaw & Culbertson 1985 to January 2005.	4	None

Gary D. McDaniel (58) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since May, 2004(1)	Vice President/General Manager of the Flexible Packaging Group - Altivity Packaging, LLC (formerly Smurfit Stone Container), March 1988 to present.	4	None

James G. Schmidt (59) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2003(1)	Senior Vice President and Chief Financial Officer - Federal Heath Sign Co., May 2003 to present; Vice President - Finance, Federal Sign division of Federal Signal Corp. October, 1991 to April, 2003.	4	None

Interested Trustee
James D. Oberweis (60) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee(2)	Trustee since July, 1986(1)	Chairman of the Board and Director—Oberweis Asset Management, Inc.; Chairman of the Board—Oberweis Dairy, Inc.; President—The Oberweis Funds, July, 1986 to February, 2004.	4	None

Officers
James W. Oberweis (32) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996(3)	President - Oberweis Asset Management, Inc., September, 2001 to present; Senior Vice President May, 1996 to August, 2001; Portfolio Manager from December, 1995 to present; President and Director - Oberweis Securities, Inc., September, 1996 to present.	Not Applicable	None

Patrick B. Joyce (47) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994(3)	Executive Vice President, Secretary and Director - Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director - Oberweis Securities, Inc. September, 1996 to present.	Not Applicable	None

Martin L. Yokosawa (46) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Senior Vice President	Officer since October, 1994(3)	Senior Vice President - Oberweis Asset Management, Inc., September, 1994 to Present; Senior Vice President - Oberweis Securities, Inc., January, 1997 to present.	Not Applicable	None

David I. Covas (31) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004(3)	Vice President - Oberweis Asset Management, Inc., September, 2003 to present; Research Analyst June, 1997 to August, 2003.	Not Applicable	None

Eric V. Hannemann (33) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005(3)	Vice President of Accounting - Oberweis Asset Management and Oberweis Securities, Inc., June, 2004 to present; Portfolio and Staff Accountant - Vestor Capital Corp. April, 2003 to June, 2004; Staff Accountant - Green, Plage & Associates, Inc., November, 1999 to April, 2003	Not Applicable	None

(1)	Unless otherwise noted, each trustee shall serve as a trustee of the Trust until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.
(2)	James D. Oberweis is an interested trustee of the Trust by reason of his position as the Chairman of Oberweis Asset Management, Inc., the Trust’s investment advisor.
(3)	Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Trust officers and trustees and is available upon request without charge, by calling the Trust at 1-800-323-6166.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, and China Opportunities Fund) portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year (March 31 and September 30) on Form N-Q. The Funds’ Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contracts:

The Investment Advisory Agreement with respect to the Emerging Growth, Micro-Cap and Mid-Cap Funds was last approved by the Board of Trustees, including all of the trustees who are not parties to such agreements or interested persons of any such party (the “independent trustees”), on August 10, 2006. The Investment Advisory and Management Agreement for the China Opportunities Fund was initially approved by the Board of Trustees on August 10, 2005 and the initial term of such agreement is two years. Accordingly, the approval of such agreement was not considered during the period covered by this report. The Investment Advisory and Management Agreement for the International Opportunities Fund was initially approved by the Board of Trustees, including all of the independent trustees, on November 9, 2006. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreements was in the best interests of each Fund. The independent trustees were assisted by independent legal counsel in making their determination.

The Board noted that OAM has a long association with the Emerging Growth, Micro-Cap and Mid-Cap Funds, in each case since the inception of the Funds. The Board recognizes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Funds knowing that OAM managed the Funds and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by OAM to the Emerging Growth, Micro-Cap and Mid-Cap Funds and of the services to be provided by OAM to the International Opportunities Fund, the Board considered the functions performed by OAM and the personnel providing such services, OAM’s financial condition, and the compliance regime created by OAM, including the competency of the Trust’s chief compliance officer and the fact that neither the Trust nor OAM has had any material compliance issues, and OAM’s anticipated financial support of the International Opportunities Fund. The Board considered the educational and professional background and qualifications for the portfolio manager and research analyst for the International Opportunities Fund, the OAM trading, research and portfolio management support team and the investment strategy and process for the International Opportunities Fund. Based on the information provided, the Board concluded that the nature and extent of services to be provided to the International Opportunities Fund was appropriate and that the quality would be good. The Board also considered the honesty and integrity of OAM and the portfolio management team and that OAM personnel act with the highest of ethical standards. The Board noted that OAM personnel are very forthright with the Board. Based on the information provided, the Board concluded that the nature and extent of services provided to each Fund were appropriate and that the quality was good.

The Board also reviewed and discussed reports prepared by OAM containing information on total returns and average annual total returns over various periods of time of the Emerging Growth, Micro-Cap and Mid-Cap Funds as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. The Board concluded that as to each Fund, the investment performance was satisfactory, and in some cases, good versus relevant market indices, and was in the line with the other mutual funds

THE OBERWEIS FUNDS

Supplemental Information (cont’d.)

included in the reports. With respect to the International Opportunities Fund, the Board reviewed the performance of the existing funds, in particular, the China Opportunities Fund, and concluded that the performance of the existing funds was satisfactory, noting the strong performance of the China Opportunities Fund since its inception.

Fees and Expenses. For each Fund, the Board compared the amounts paid to OAM for advisory services (for advisory and management services for the International Opportunities Fund) and each Fund’s expense ratio (or expense cap for the International Opportunities Fund) with other mutual funds pursuing broadly similar strategies as included in reports prepared by OAM (and with the China Opportunities Fund for the International Opportunities Fund). This information showed that each of the Emerging Growth, Micro-Cap and Mid-Cap Fund’s advisory fee was in the mid-range compared to the other mutual funds, and that the International Opportunities Fund’s advisory and management fee is reasonable. The information also showed that the expense ratios of the Emerging Growth, Micro-Cap and Mid-Cap Funds and the projected expense ratio of the International Opportunities Fund were in line with those of similar mutual funds. In addition, the Board considered amounts paid to OAM by other registered funds, for which OAM acts as a subadviser. For each Fund (expect for the International Opportunities Fund because OAM does not manage other international accounts), the Board considered amounts paid to OAM by OAM’s other clients. With respect to OAM’s other clients, including funds for which it acts as a subadviser, the Board noted that the mix of services provided and the level of responsibility required under the agreements with the Funds were greater than OAM’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. The Board also considered that OAM has agreed to bear organizational expenses of the International Opportunities Fund and has proposed an expense cap for the International Opportunities Fund. Based on the information considered, the Board concluded that each Fund’s advisory fee (advisory and management fee for the International Opportunities Fund, coupled with the expense cap) was reasonable and appropriate in amount given the quality of services provided or expected to be provided.

Profitability. With respect to the costs of services provided and profits realized or to be by OAM, the Board considered the advisory fees received by OAM from each of the Emerging Growth, Micro-Cap and Mid-Cap Funds and the proposed advisory and management fee rate for the International Opportunities Fund. The Board also considered the fact that OAM has agreed to bear the organizational expenses and to cap expenses for the International Opportunities Fund. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of Fund Shareholders. The Board reviewed each of the Emerging Growth, Micro-Cap and Mid-Cap Fund’s asset size and expense ratio. The Board noted OAM’s comments that the Funds may have some capacity constraints which limit economies of scale and that, with respect to the International Opportunities Fund, economies of scale are unexpected during the start-up process. The Board concluded, with respect to each of the Funds, that the total expense ratio (after giving effect to the expense cap proposed by OAM for the International Opportunities Fund) was reasonable.

Other Benefits of OAM and its Affiliates. The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received or expected to be received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars. The Board concluded that, taking into account these benefits, the Emerging Growth, Micro-Cap and Mid-Cap Funds’ advisory fees (advisory and management fee for the International Opportunities Fund) were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

THE OBERWEIS FUNDS

Supplemental Information (cont’d.)

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expense Paid During Period* 7/1/06-12/31/06	Expense Ratio During Period 7/1/06-12/31/06
Emerging Growth Fund
Actual	$1,000	$1,025	$7	1.35%
Hypothetical (5% return before expenses)	$1,000	$1,018	$7	1.35%

Micro-Cap Fund
Actual	$1,000	$1,008	$8	1.62%
Hypothetical (5% return before expenses)	$1,000	$1,017	$8	1.62%

Mid-Cap Fund
Actual	$1,000	$1,060	$10	1.83%
Hypothetical (5% return before expenses)	$1,000	$1,016	$9	1.83%

China Opportunities Fund
Actual	$1,000	$1,409	$12	1.91%
Hypothetical (5% return before expenses)	$1,000	$1,016	$10	1.91%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Katherine Smith Dedrick
Trustee

Gary D. McDaniel
Trustee

James G. Schmidt
Trustee

James W. Oberweis
President

Patrick B. Joyce
Executive Vice President
Treasurer

David I. Covas
Vice President

Martin L. Yokosawa
Senior Vice President

Eric V. Hannemann
Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor
Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Emerging Growth Fund
Micro-Cap Fund
Mid-Cap Fund
China Opportunities Fund
1-800-245-7311
www.oberweisfunds.com

The Oberweis Funds

Annual Report

Audited

December 31, 2006

1-800-245-7311
www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2006, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2005	2006
Audit fees	50,000	54,000
Audit-Related Fees	N/A	N/A
Tax Fees	12,000	14,000
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2006 and 2005 were $16,100, and 15,052, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/09/2007

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/09/2007

/*/	Print the name and title of each signing officer under his or her signature.